Line of Credit	3 Months Ended
Mar. 31, 2026
Line of Credit [Abstract]
LINE OF CREDIT

9. LINE OF CREDIT

On April 26, 2023, the Company entered into a three-year bank credit facility with BIDV, under which the Company can draw-down up to $90,000,000 by April 25, 2026. The interest rate for this credit facility was 9.5% per annum, subject to vary every six months. The interest rate was reduced to 8% since August 2023, and reduced to 6.5% since March 2024 and to 6.3% since September 2024. In September 2025, the interest rate was revised to 7.7%. As of March 31, 2026, the credit facility was collateralized by certain of the Company’s buildings and machinery (Note 6) and guaranteed by SinCo.

For the three months ended March 31, 2026 and 2025, the Company did not draw down loans from the long-term bank credit facility from BIDV, respectively. For the three months ended March 31, 2026 and 2025, the Company repaid loans of $4,127,021 and $3,564,964 for the long-term bank credit facility from BIDV, respectively.

As of March 31, 2026, the Company has drawn down loans of $1,361,334 from the long-term bank credit facility from BIDV and has unused line of credit of $88,638,666. As of December 31, 2025, the Company has drawn down loans of $5,471,119 from the long-term bank credit facility from BIDV and has unused line of credit of $84,528,881. Each loan is repayable upon maturity of the bank credit facility.  As of the date of this report, the Company has fully repaid the outstanding loans payable.

For the three months ended March 31, 2026 and 2025, the Company recognized interest expenses of $78,686 and $306,815, respectively, from long-term bank borrowings, none of which was capitalized in property and equipment.

Short-term bank credit facility

On January 31, 2024, the Company entered into a one-year revolving bank credit facility with BIDV, under which the Company can draw-down up to $100,000,000 by January 30, 2025. Each loan is repayable in five months. As of March 31, 2025, the Company has drawn down $16,097,864 from the one-year revolving bank credit facility with BIDV. The Company has fully settled the outstanding loans payable upon maturity dates.

In March 2025, The Company entered the revolving bank credit facility with BIDV, under which the Company can draw-down up to $30,000,000 by February 28, 2026. In February 2026, the Company renewed the revolving bank credit facility with BIDV, under which the Company can draw-down up to $30,000,000 by February 28, 2027. Each loan is repayable in five months. As of March 31, 2026, the Company has fully drawn down loans from the short-term bank credit facility from BIDV.

Letter of credit

In April 2025, the Company issued a letter of credit of $5.0 million, as security deposit for a period of three years, to landlord of a solar module plant in Texas. The letter of credit was collateralized with bank deposits of $5.0 million.

For the three months ended March 31, 2026, the Company issued four letters of credit aggregating $8.3 million, as security deposit to a customer for delivery of products underlying the sales agreements between the Company and the customer.